PROVISION FOR EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
PROVISION FOR EMPLOYEE BENEFITS
Summary of short term provision for employee benefits

	2023	2022

Provision for personnel bonus	201,552	197,697
Provision for unused vacation	87,858	59,462

	289,410	257,159

Summary of movements in provisions for personnel bonus and unused vacation

		Current	Paid
	1 January	year	during	Acquisition	Monetary	31 December
	2023	charge	the year	of subsidiary	gain	2023

Personnel bonus	197,697	257,701	(175,698)	—	(78,148)	201,552
Unused vacation	59,462	78,731	(11,236)	—	(39,099)	87,858

	257,159	336,432	(186,934)	—	(117,247)	289,410

		Current	Paid
	1 January	year	during	Acquisition	Monetary	31 December
	2022	charge	the year	of subsidiary	gain	2022

Personnel bonus	143,532	234,076	(123,262)	—	(56,649)	197,697
Unused vacation	47,911	40,303	(4,617)	354	(24,489)	59,462

	191,443	274,379	(127,879)	354	(81,138)	257,159

Summary of long term provision for employee benefits

	2023	2022

Provision for post-employment benefits	104,284	27,117

	104,284	27,117

Summary of actuarial assumptions used in the calculation of the total liability

	2023	2022

Discount rate (%)	2.46	0.50
Probability of retirement (%)	74.63	75.35

Summary of movements in provision for the post-employment benefit

	2023	2022

At 1 January	27,117	14,339
Charge for the year	45,184	4,324
Interest cost	12,460	2,336
Actuarial losses	75,111	23,041
Acquisition of subsidiary	—	633
Payments during the year	(20,725)	(8,087)
Monetary gain	(34,863)	(9,469)

At 31 December	104,284	27,117

Schedule of restricted stock unit activity

		Weighted average
	Number of units	grant date fair value
Outstanding as of 31 December 2022	1,766,235	203.77

Units granted	2,726,388	39.05
Units vested	(1,631,405)	65.22
Units forfeited (not yet vested) (*)	(25,838)	22.40

Outstanding as of 31 December 2023	2,835,380	224.92

		Weighted average
	Number of units	grant date fair value
Outstanding as of 31 December 2021	1,680,121	377.46

Units granted	1,949,947	32.91
Units vested	(1,863,833)	134.47

Outstanding as of 31 December 2022	1,766,235	203.77

(*)	Forfeited but not yet vested units consist of units granted on 9 December 2022 and forfeited before vesting period.

Scheduled vesting of outstanding restricted stock units

	2023	2022

2023	—	1,194,159
2024	1,639,156	536,525
2025	857,167	35,551
2026	319,632	—
2027	19,425	—

Total	2,835,380	1,766,235